Commitments and Contingencies - Additional Information (Detail) $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2019 USD ($) ft²	Apr. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease term description					The lease term is through March 2026 and provides for one five-year option.		The lease term is through March 2026 and provides for one five-year option.
Payments for tenant improvements					$ 2.4		$ 2.4
Lessee, operating lease, extended term of contract	5 years	5 years
Rent expenses			$ 1.3	$ 1.1	$ 3.6	$ 2.9	$ 4.1	$ 3.7
Lease expiration date	Mar. 31, 2024
Number of square feet to-be-constructed | ft²	100,000
Lessee operating lease, rent obligations to commence period	10 months
Lessee, operating lease, term of contract	142 months
Lessee, operating lease, option to extend	Rent obligations commence 10 months thereafter, and the lease term ends 142 months from the date rent commences, subject to our option to twice extend the lease for five years.
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Landlord contribution for leasehold improvements	$ 20.0
Letter of credit	$ 2.1